STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Information about stock options outstanding and exercisable
Options Outstanding (in shares)	8,074
Weighted-Average Remaining Contractual Life (in years)	6 years 9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 36.98
Options Exercisable (in shares)	3,740
Weighted Average Remaining Contractual Life (in years)	5 years 3 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 30.34
Range of Exercise Prices $0.01 to $10.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 0.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 10
Options Outstanding (in shares)	2
Weighted-Average Remaining Contractual Life (in years)	3 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 6.98
Options Exercisable (in shares)	2
Weighted Average Remaining Contractual Life (in years)	3 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 6.98
Range of Exercise Prices $10.01 to $20.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 20
Options Outstanding (in shares)	559
Weighted-Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Weighted-Average Exercise Price (in dollars per share)	$ 17.55
Options Exercisable (in shares)	559
Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Weighted-Average Exercise Price (in dollars per share)	$ 17.55
Range of Exercise Prices $20.01 to $30.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 30
Options Outstanding (in shares)	1,277
Weighted-Average Remaining Contractual Life (in years)	5 years
Weighted-Average Exercise Price (in dollars per share)	$ 22.14
Options Exercisable (in shares)	1,031
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 22.24
Range of Exercise Prices $30.01 to $40.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 40
Options Outstanding (in shares)	2,068
Weighted-Average Remaining Contractual Life (in years)	7 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 32.03
Options Exercisable (in shares)	1,081
Weighted Average Remaining Contractual Life (in years)	7 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 31.84
Range of Exercise Prices $40.01 to $50.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 50
Options Outstanding (in shares)	3,786
Weighted-Average Remaining Contractual Life (in years)	7 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 45.42
Options Exercisable (in shares)	1,047
Weighted Average Remaining Contractual Life (in years)	3 years 8 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 43.12
Exercise Price Range Six [Member]
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 50.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 60.00
Options Outstanding (in shares)	382
Weighted-Average Remaining Contractual Life (in years)	8 years 4 months 24 days
Weighted-Average Exercise Price (in dollars per share)	$ 58.51
Options Exercisable (in shares)	20
Weighted Average Remaining Contractual Life (in years)	8 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 56.50